STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012

Dividend yield	-	-
Expected volatility	71.20% - 78.77%	70.84% - 82.80%
Risk-free interest rate	0.71% - 2.01%	0.11% - 1.96%
Expected life (years)	4.25 – 6.84	0.10 - 5.82

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2011	11,587,197	$0.41	$0.54	3.93
Options/warrants granted	2,537,500	0.42	0.90	6.45
Options/warrants exercised	(100,000)	0.05	0.05	-
Options/warrants expired	(37,500)	0.55	1.88	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2012	13,987,197	0.37	0.60	3.58
Options/warrants granted	1,825,000	0.22	0.55	6.25
Options/warrants exercised	(500,000)	0.38	0.05	-
Options/warrants expired	-	-	-	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2013	15,312,197	$0.35	$0.62	3.13	$522,000

Exercisable, December 31, 2013	12,262,197	$0.35	$0.57	2.14	$522,000

Schedule of Nonvested Share Activity [Table Text Block]
		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2012	2,600,000	$0.39
Granted	1,825,000	0.22
Vested	(1,375,000)	0.32

Unvested, December 31, 2013	3,050,000	$0.31